Goodwill and Intangible Assets, net (Details 2) - Successor [Member] $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 2,731
2026	2,731
2027	2,731
2028	1,844
2029	1,611
2030 and thereafter	3,756
Total	$ 15,404